Inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 1,358	$ 1,877
Work-in-progress	55	20
Finished goods		491
Inventories	$ 1,413	$ 2,388